FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03193
                                    ---------

                  FRANKLIN TAX-EXEMPT MONEY FUND
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/06
                           --------


Item 1. Schedule of Investments.


Franklin Tax-Exempt Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................    8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
                                                                                                      AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.5%
  MUNICIPAL BONDS 99.5%
  ALABAMA 1.1%
a Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 3.57%,
    12/01/12 ....................................................................................   $1,900,000   $ 1,900,000
                                                                                                                 -----------
  ARIZONA 2.9%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
    Weekly VRDN and Put, 3.55%, 12/15/18 ........................................................    1,000,000     1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
    Weekly VRDN and Put, 3.56%, 10/01/26 ........................................................    1,500,000     1,500,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
    MBIA Insured, Weekly VRDN and Put, 3.55%, 3/01/34 ...........................................    1,000,000     1,000,000
  Phoenix Civic Improvement Corp. Excise Tax Revenue, Sub Series B, MBIA Insured, 4.50%,
    7/01/07 .....................................................................................    1,520,000     1,528,326
                                                                                                                 -----------
                                                                                                                   5,028,326
                                                                                                                 -----------
  COLORADO 7.4%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 3.55%,
    11/01/29 ....................................................................................    5,000,000     5,000,000
a Denver City and County COP,
    Refunding, AMBAC Insured, Weekly VRDN and Put, 3.59%, 12/01/29 ..............................    4,000,000     4,000,000
    Wellington E Web, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 3.56%,
     12/01/29 ...................................................................................    3,000,000     3,000,000
a University of Colorado COP, Series A, Weekly VRDN and Put, 3.56%, 7/01/18 .....................      875,000       875,000
                                                                                                                 -----------
                                                                                                                  12,875,000
                                                                                                                 -----------
  FLORIDA 2.3%
a Florida Higher Education Facilities Financing Authority Revenue, St. Thomas University Project,
    Daily VRDN and Put, 3.64%, 1/01/19 ..........................................................    1,600,000     1,600,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 3.57%,
    10/01/16 ....................................................................................    1,200,000     1,200,000
a Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 3.59%,
    8/01/27 .....................................................................................    1,235,000     1,235,000
                                                                                                                 -----------
                                                                                                                   4,035,000
                                                                                                                 -----------
  GEORGIA 10.5%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.54%, 10/01/16 .........................................      705,000       705,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.59%,
    11/01/41 ....................................................................................      850,000       850,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
    Refunding, Weekly VRDN and Put, 3.57%, 9/01/17 ..............................................    1,000,000     1,000,000
a Gainesville RDA Educational Facilities Revenue, Riverside Military Project, Weekly VRDN and
    Put, 3.57%, 12/01/25 ........................................................................    4,600,000     4,600,000
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and Put,
    3.55%, 7/01/25 ..............................................................................    8,000,000     8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.60%, 6/15/25 .........................................................    3,200,000     3,200,000
                                                                                                                 -----------
                                                                                                                  18,355,000
                                                                                                                 -----------

                                          Quarterly Statement of Investments | 3

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
                                                                                                      AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  HAWAII 1.1%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
    System West, Weekly VRDN and Put, 3.55%, 3/01/08 ............................................   $1,900,000   $ 1,900,000
                                                                                                                 -----------
  ILLINOIS 5.9%
  Chicago GO, Tender Notes, Mandatory Put 12/07/06, 3.37%, 2/02/07 ..............................    2,000,000     2,000,000
  Chicago Wastewater Transmission Revenue, second lien, Series A, AMBAC Insured, 3.50%,
    1/01/07 .....................................................................................    1,215,000     1,215,227
  Greenville Revenue, Greenville College Project, Mandatory Put 11/01/07, Refunding, 3.70%,
    11/01/36 ....................................................................................    1,500,000     1,500,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
    MBIA Insured, Weekly VRDN and Put, 3.55%, 1/01/10 ...........................................    5,690,000     5,690,000
                                                                                                                 -----------
                                                                                                                  10,405,227
                                                                                                                 -----------
  IOWA 1.1%
  Iowa State School Cash Anticipation Program wts., Series B, FSA Insured, 4.50%, 1/26/07 .......    2,000,000     2,005,886
                                                                                                                 -----------
  KENTUCKY 2.2%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
    FGIC Insured, Weekly VRDN and Put, 3.58%, 12/01/15 ..........................................    3,800,000     3,800,000
                                                                                                                 -----------
  LOUISIANA 1.5%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 3.59%, 9/01/17 ............................    2,600,000     2,600,000
                                                                                                                 -----------
  MARYLAND 1.2%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
    Project, Refunding, FNMA Insured, Weekly VRDN and Put, 3.55%, 6/15/26 .......................    2,100,000     2,100,000
                                                                                                                 -----------
  MASSACHUSETTS 13.4%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
    and Put, 3.53%, 3/01/30 .....................................................................    4,600,000     4,600,000
  Massachusetts State Development Finance Agency Revenue, TECP, 3.53%, 11/02/06 .................    2,611,000     2,611,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 3.53%, 9/01/16 ..............    7,700,000     7,700,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.62%, 1/01/35 .........................    5,020,000     5,020,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
    Daily VRDN and Put, 3.58%, 8/01/17 ..........................................................    3,450,000     3,450,000
                                                                                                                 -----------
                                                                                                                  23,381,000
                                                                                                                 -----------
  MICHIGAN 5.8%
  Detroit GO, Refunding, Series A, FSA Insured, 5.00%, 4/01/07 ..................................    1,910,000     1,921,506
a Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    3.59%, 7/01/33 ..............................................................................    4,175,000     4,175,000
a Grand Valley State University Revenue, General, Refunding, XLCA Insured, Weekly VRDN
    and Put, 3.58%, 12/01/25 ....................................................................    3,000,000     3,000,000
a Michigan State Revenue, Grant Anticipation Notes, Series B, FSA Insured, Weekly VRDN
    and Put, 3.55%, 9/15/09 .....................................................................      500,000       500,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, 3.58%, 8/15/32 ..............      600,000       600,000
                                                                                                                 -----------
                                                                                                                  10,196,506
                                                                                                                 -----------


4 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
                                                                                                      AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA 2.7%
a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put,
    3.52%, 9/01/24 ..............................................................................   $1,400,000   $ 1,400,000
a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.52%,
    11/01/31 ....................................................................................      250,000       250,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
    3.44%, 10/01/23 .............................................................................    3,000,000     3,000,000
                                                                                                                 -----------
                                                                                                                   4,650,000
                                                                                                                 -----------
  MISSISSIPPI 2.3%
  De Soto County School District GO, FGIC Insured, 4.00%, 5/01/07 ...............................    4,000,000     4,008,255
                                                                                                                 -----------
  MISSOURI 3.2%
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
    SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.58%,
     6/01/19 ....................................................................................      200,000       200,000
  St. Louis General Fund Revenue, TRAN, 4.50%, 6/29/07 ..........................................    5,305,000     5,330,216
                                                                                                                 -----------
                                                                                                                   5,530,216
                                                                                                                 -----------
  NEVADA 2.1%
  Clark County Highway Revenue, TECP, 3.50%, 11/13/06 ...........................................    1,000,000     1,000,000
a Las Vegas Valley Water District GO, Water Improvement Series C, Daily VRDN and Put, 3.59%,
    6/01/36 .....................................................................................    2,600,000     2,600,000
                                                                                                                 -----------
                                                                                                                   3,600,000
                                                                                                                 -----------
  NEW HAMPSHIRE 1.7%
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New England
    Inc., Series G, AMBAC Insured, Weekly VRDN and Put, 3.55%, 12/01/25 .........................    3,025,000     3,025,000
                                                                                                                 -----------
  NEW JERSEY 2.0%
a New Jersey State Turnpike Authority Turnpike Revenue,
    Refunding, Series D, FGIC Insured, Weekly VRDN and Put, 3.51%, 1/01/18 ......................    1,000,000     1,000,000
    Series C-2, FSA Insured, Weekly VRDN and Put, 3.50%, 1/01/24 ................................    2,500,000     2,500,000
                                                                                                                 -----------
                                                                                                                   3,500,000
                                                                                                                 -----------
  NEW MEXICO 3.4%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 3.57%, 7/01/23 ...........      300,000       300,000
a Farmington PCR, Arizona Public Service Co.,
    Refunding, Series B, Daily VRDN and Put, 3.59%, 9/01/24 .....................................    1,200,000     1,200,000
    Series A, Daily VRDN and Put, 3.66%, 5/01/24 ................................................    4,400,000     4,400,000
                                                                                                                 -----------
                                                                                                                   5,900,000
                                                                                                                 -----------
  NEW YORK 2.3%
  MTA Transportation Revenue, TECP, 3.48%, 12/11/06 .............................................    4,000,000     4,000,000
                                                                                                                 -----------
  NORTH CAROLINA 3.1%
  Henderson County COP, Series A, AMBAC Insured, 5.00%, 6/01/07 .................................    1,250,000     1,259,015
a North Carolina State GO, Public Improvement, Series D, Weekly VRDN and Put, 3.56%,
    5/01/21 .....................................................................................    4,135,000     4,135,000
                                                                                                                 -----------
                                                                                                                   5,394,015
                                                                                                                 -----------


                                          Quarterly Statement of Investments | 5

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                                AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO 1.7%
a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
    General Corp., Refunding, Series A, Daily VRDN and Put, 3.64%, 5/15/19 ................   $3,000,000   $  3,000,000
                                                                                                           ------------
  PENNSYLVANIA 12.1%
  Allegheny County Port Authority Revenue, Grant Anticipation Notes, 4.50%, 6/29/07 .......    3,200,000      3,214,382
a Delaware Valley Regional Finance Authority Local Government Revenue,
    Series A, Weekly VRDN and Put, 3.57%, 12/01/20 ........................................    2,150,000      2,150,000
    Series C, Weekly VRDN and Put, 3.57%, 12/01/20 ........................................      700,000        700,000
    Series D, Weekly VRDN and Put, 3.57%, 12/01/20 ........................................    3,100,000      3,100,000
a Emmaus General Authority Revenue,
    Local Government, Series F-19, Weekly VRDN and Put, 3.62%, 3/01/24 ....................    1,050,000      1,050,000
    Sub Series G-19, Weekly VRDN and Put, 3.62%, 3/01/24 ..................................    1,600,000      1,600,000
a Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
    and Put, 3.60%, 7/01/31 ...............................................................    1,400,000      1,400,000
  Philadelphia School District GO, TRAN, Series A, 4.50%, 6/29/07 .........................    5,000,000      5,022,793
a Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 3.57%,
    12/01/26 ..............................................................................    3,000,000      3,000,000
                                                                                                           ------------
                                                                                                             21,237,175
                                                                                                           ------------
  TENNESSEE 2.9%
a Blount County PBA Revenue, Local Public Improvement, Series D-1-A, AMBAC Insured,
    Daily VRDN and Put, 3.65%, 6/01/30 ....................................................    2,000,000      2,000,000
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
    and Put, 3.64%, 11/01/35 ..............................................................      700,000        700,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 3.64%, 4/01/32 ....................................................      800,000        800,000
    Weekly VRDN and Put, 3.57%, 11/01/27 ..................................................    1,600,000      1,600,000
                                                                                                           ------------
                                                                                                              5,100,000
                                                                                                           ------------
  TEXAS 2.2%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.57%, 9/15/26 ...................................................    3,900,000      3,900,000
                                                                                                           ------------
  WASHINGTON 1.4%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
    FSA Insured, Weekly VRDN and Put, 3.55%, 12/01/19 .....................................    2,470,000      2,470,000
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $173,896,606) 99.5% .............................................                 173,896,606
  OTHER ASSETS, LESS LIABILITIES 0.5% .....................................................                     848,273
                                                                                                           ------------
  NET ASSETS 100.0% .......................................................................                $174,744,879
                                                                                                           ============

See Selected Portfolio Abbreviations on page 7.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS:

ACES   - Adjustable Convertible Exempt Security
AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Co.
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority Revenue
IDB    - Industrial Development Bond/Board
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MFR    - Multi-Family Revenue
MTA    - Metropolitan Transit Authority
PBA    - Public Building Authority
PCR    - Pollution Control Revenue
PUD    - Public Utility District
RDA    - Redevelopment Agency/Authority
TECP   - Tax-Exempt Commercial Paper
TRAN   - Tax and Revenue Anticipation Note
VHA    - Volunteer Hospital of America
XLCA   - XL Capital Assurance

Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Tax-Exempt Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At October 31, 2006, the cost of investments for book and income tax purposes was the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT-MONEY FUND

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2006











                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have  reviewed  this report on Form N-Q of FRANKLIN  TAX-EXEMPT  MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006

/S/JIMMY D. GAMBILL
Jimmy D. Gambill

Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TAX-EXEMPT MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006


/S/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer